Short Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Available for sale investments

	December 31, 2017			December 31, 2016
Available for Sale	Fair Value	Cost	Accumulated unrealized holding gains	Fair Value	Cost	Accumulated unrealized holding gains
Short-term investments	$51,590	$49,985	$1,605	$36,729	$36,295	$434